INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Canada	CAD (339)	CAD 219	CAD (624)
Foreign	3,645	618	(482)
Income/(Loss) before Income Taxes	CAD 3,306	CAD 837	CAD (1,106)